Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 9 — SEGMENT INFORMATION

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”), Mr. Cheung Kit Shing (a director and Chief Executive Officer of the Company), for making decisions, allocating resources and assessing performance.

The CODM reviews financial information on a consolidated basis and uses the consolidated net income, as reported on the consolidated statements of operations and comprehensive income, to assess performance of the Company and to allocate resources as part of the annual reporting process and to assess the performance of the Company’s single reportable segment, primarily by monitoring actual results versus the plan.

The significant expenses reviewed by the CODM are consolidated operating expenses, as presented in the consolidated statement of operations and comprehensive income. Consolidated operating expenses include direct costs, selling expenses and general and administrative expenses. General and administrative expenses include staff costs (including directors’ remuneration) $362,128, $153,838 and $13,348 for the year ended December 31, 2025, 2024 and 2023 respectively and depreciation and amortization expense, which are disclosed in Note 5, “Property, Plant and Equipment, net” and Note 7, “Leases”. Other segment items consist of interest expense and other income, as presented in the consolidated statement of operations.

Other segment items for the years ended December 31, 2025, 2024 and 2023, expenses totaled $27,636, $3,684, and nil, respectively, and consisted of:

-	Interest expenses of $50,516, $3,770 and nil, respectively

-	Other income, net of $22,880, $86 and nil, respectively

The CODM does not utilize consolidated balance sheet information when evaluating performance or allocating resources.

For the years ended December 31, 2025 and 2024 and as of December 31, 2025, the Company operated in Hong Kong through its subsidiary, Etoiles Consultancy, which primarily engaged in integrated investor relations services. Based on the management’s assessment, the Company determined that it has only one operating segment and therefore one reportable segment as defined by ASC 280. For the year ended December 31, 2025, 80% and 20% of the Company’s total revenue contributed within Hong Kong and China, respectively, and 99% and 1% of the Company’s total assets contributed within Hong Kong and China, respectively.

For the years ended December 31, 2024, 92%, 5% and 3% of the Company’s total revenue contributed within Hong Kong, China and United States, respectively, and 100% of the Company’s total assets contributed within Hong Kong.

Management determined that the Company functions as a single operating segment, and thus reports as a single reportable segment. This determination is based on rules prescribed by GAAP applied to the manner in which management operates the Company. The chief operating decision maker is responsible for allocating resources to its operations and assessing performance and obtains financial information, being the consolidated balance sheets, consolidated statements of operations, and consolidated statements of cash flows, about the Company as a whole.